NOTE 5 - PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 4,223	$ 2,870	$ 13,322	$ 9,746
Property, Plant and Equipment, Additions			18,630	1,804
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	$ 4,223		$ 13,322	$ 9,746